Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.          Transactions with Related Parties

In August 2024, the Company entered into a rental agreement with F.G. Europe, an affiliate of Globus’s chairman, for 902 square meters of office space, at the monthly rate of Euro 27,500 (absolute amount) and with a lease period ending of August 4, 2027. In December 2025, the rental agreement with F.G. Europe was terminated. Effective January 1, 2026, the Company entered into a new rental agreement with Cyberonica S.A., also an affiliate of Globus’s chairman, for the same office space at a monthly rent of €27,500 (absolute amount), subject to an annual adjustment of 1%. The lease term runs through December 31, 2028. The Company does not presently own any real estate. During the six-month periods ended June 30, 2026 and 2025, the rent charged amounted to $193 and $178, respectively.

The depreciation charge for the respective right-of-use asset for the six-month periods ended June 30, 2026 and 2025, was $177 and $164, respectively, and was recognized in the condensed consolidated statement of comprehensive income/(loss) under depreciation. The interest expense on lease liabilities for the six-month periods ended June 30, 2026 and 2025, was $30 and $25, respectively, and recognized under interest expense and finance costs in the condensed consolidated statement of comprehensive income/(loss). The total cash outflows for leases the six-month periods ended June 30, 2026 and 2025, were approximately $163 and $154, respectively, and were recognized in the condensed consolidated statement of cash flows under the Payment of lease liability – principal.

4.          Transactions with Related Parties (continued)

As at December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”). On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company (Goldenmare Limited) of its CEO and CFO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO and CFO. On February 26, 2026 a one-time bonus of $2 million was awarded to a consulting company affiliated with our Chief Executive Officer, half of which is payable immediately upon the delivery of the newbuilding vessel S3012 (i.e., the vessel constructed by Nihon Shipyard Co. in Japan pursuant to the agreement dated August 18, 2023) and the balance at the delivery of Hull SK 192 (i.e., the vessel constructed by Nihon Shipyard Co. in Japan pursuant to the other agreement dated August 18, 2023), in each case assuming Athanasios Feidakis remains Chief Executive Officer at each such delivery. The related expense for the six-month period ended June 30, 2026, amounted to $1,395, of which $1,167 related to a portion of the bonus and $228 related to consultancy fees under the management agreement. The related expense for the six-month period ended June 30, 2025, amounted to $219 and related solely to consultancy fees under the management agreement. These amounts are included in Administrative expenses payable to related parties in the accompanying condensed consolidated statement of comprehensive income/(loss).

As at June 30, 2026 and December 31, 2025, Goldenmare Limited owned 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.

In 2024, the Company changed the compensation of the non-executive directors to be set at $80 per annum, regardless of roles and committee seats. Compensation to Globus non-executive directors and executive director are recognized under administrative expenses payable to related parties in the condensed consolidated statement of comprehensive income/(loss). The related expense for the six-month periods ended June 30, 2026 and 2025, amounted to $160 and are included in the Administrative expenses payable to related parties in the accompanying condensed consolidated statement of comprehensive income/(loss).

As of June 30, 2026 the balance due to Related parties was $514 ($294 as of December 31, 2025) and are included in Trade accounts payables in the accompanying condensed consolidated statement of financial position. As of June 30, 2026 the amount of $1,167 with respect to the portion of the bonus (nil as of December 31, 2025) is included in Accrued liabilities and other payables in the accompanying condensed consolidated statement of financial position.